Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Capital stock		Treasury shares		Initial public offering expenses		Reserves		Capital stock issue discount		Currency translation adjustment		Retained earnings		Total		Non-controlling interest	Acquisition reserve
Beginning balance at Dec. 31, 2014		$ 5,634,703	$ 2,004,743	[1],[2]	$ (150,000)	[1],[2]	$ (23,295)	[1]	$ 1,475,619	[1],[3]	$ (2,324,866)	[1],[4]	$ (1,836,057)	[1]	$ 5,551,057	[1]	$ 4,697,201	[1]	$ 937,502
Profit (Loss) for the year		59,779													8,127	[1]	8,127	[1]	51,652
Other comprehensive income (loss) for the year
Currency translation adjustment		(640,541)											(464,278)	[1]			(464,278)	[1]	(176,263)
Remeasurement of post employment benefit obligations		(1,782)							(3,218)	[1],[3]							(3,218)	[1]	1,436
Cash flow hedges and others, net of tax		906							714	[1],[3]							714	[1]	192
Others		973							905	[1],[3]							905	[1]	68
Comprehensive income		(580,665)							(1,599)	[1],[3]			(464,278)	[1]	8,127	[1]	(457,750)	[1]	(122,915)
Dividends paid in cash	[5]	(176,677)													(176,677)	[1]	(176,677)	[1]	0
Dividends	[6]	(32,743)																	(32,743)
Ending balance at Dec. 31, 2015		$ 4,802,997	2,004,743	[1],[2],[7],[8]	$ (150,000)	[1],[2],[7],[8]	(23,295)	[1],[7]	1,444,394	[1],[3],[7],[9]	(2,324,866)	[1],[4],[7],[10]	(2,300,335)	[1],[7]	5,382,507	[1],[7]	4,033,148	[1],[7]	769,849
Other comprehensive income (loss) for the year
Dividends paid, per share		$ 0.090
Dividends paid, USD per ADS		$ 0.90
Dividends not paid on Treasury Shares		$ 3,700
Other reserves																				$ (88,500)
Number of shares authorised		3,500,000,000.0
Par value per share		$ 1.00
Number of shares issued		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates					41,666,666
Legal reserve		$ 200,500
Undistributed reserve		1,400,000
Reserve of cash flow hedges, net of tax		(400)
Profit (Loss) for the year		706,929													595,644	[7]	595,644	[7]	111,285
Currency translation adjustment		(87,807)											(36,594)	[7]			(36,594)	[7]	(51,213)
Remeasurement of post employment benefit obligations		(27,981)							(25,749)	[7],[9]							(25,749)	[7]	(2,232)
Cash flow hedges and others, net of tax		449							229	[7],[9]							229	[7]	220
Others		(488)							1,297	[7],[9]							1,297	[7]	(1,785)
Comprehensive income		591,102							(24,223)	[7],[9]	0	[7],[10]	(36,594)	[7]	595,644	[7]	534,827	[7]	56,275
Dividends paid in cash	[11]	(176,677)													(176,677)	[7]	(176,677)	[7]	0
Dividends	[12]	(50,829)																	(50,829)
Contributions from non-controlling shareholders in consolidated subsidiaries	[13]	30,870																	30,870
Sale of participation in subsidiary companies	[14]	1,509																	1,509
Acquisition of non-controlling interest	[15]	(74,000)							(29,626)	[7],[9]							(29,626)	[7]	(44,374)
Ending balance at Dec. 31, 2016		$ 5,166,593	2,004,743	[7],[8],[16],[17]	$ (150,000)	[7],[8],[16],[17]	(23,295)	[7],[16]	1,420,171	[7],[9],[16],[18]	(2,324,866)	[7],[10],[16],[19]	(2,336,929)	[7],[16]	5,801,474	[7],[16]	4,391,298	[7],[16]	775,295
Other comprehensive income (loss) for the year
Dividends paid, per share		$ 0.090
Dividends paid, USD per ADS		$ 0.90
Dividends not paid on Treasury Shares		$ 3,700
Other reserves																				(88,500)
Number of shares authorised		3,500,000,000.0
Par value per share		$ 1.00
Number of shares issued		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates					41,666,666
Legal reserve		$ 200,500
Undistributed reserve		1,400,000
Reserve of cash flow hedges, net of tax		(100)
Profit (Loss) for the year		1,022,927													886,219	[16]	886,219	[16]	136,708
Currency translation adjustment		(104,393)											(66,735)	[16]			(66,735)	[16]	(37,658)
Remeasurement of post employment benefit obligations		(6,198)							(4,642)	[16],[18]							(4,642)	[16]	(1,556)
Cash flow hedges and others, net of tax		628							504	[16],[18]							504	[16]	124
Others		95							88	[16],[18]							88	[16]	7
Comprehensive income		913,059							(4,050)	[16],[18]			(66,735)	[16]	886,219	[16]	815,434	[16]	97,625
Dividends paid in cash	[20]	(196,308)													(196,308)	[16]	(196,308)	[16]	0
Dividends	[21]	(30,573)																	(30,573)
Ending balance at Dec. 31, 2017		$ 5,852,771	$ 2,004,743	[16],[17]	$ (150,000)	[16],[17]	$ (23,295)	[16]	$ 1,416,121	[16],[18]	$ (2,324,866)	[16],[19]	$ (2,403,664)	[16]	$ 6,491,385	[16]	$ 5,010,424	[16]	$ 842,347
Other comprehensive income (loss) for the year
Dividends paid, per share		$ 0.10
Dividends paid, USD per ADS		$ 1.00
Dividends not paid on Treasury Shares		$ 4,200
Other reserves																				$ (88,500)
Number of shares authorised		3,500,000,000.0
Par value per share		$ 1.00
Number of shares issued		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates					41,666,666
Legal reserve		$ 200,500
Undistributed reserve		1,400,000
Reserve of cash flow hedges, net of tax		$ 600

[1]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[2]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of USD 1.00 per share. As of December 31, 2015, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2015, the Company held 41,666,666 shares as treasury shares.
[3]	Include mainly legal reserve under Luxembourg law for USD 200.5 million, undistributable reserves under Luxembourg law for USD 1.4 billion, hedge accounting reserve, net of tax effect, for USD (0.4) million and reserves related to the acquisition of non-controlling interest in subsidiaries for USD (88.5) million.
[4]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[5]	Represents USD 0.090 per share (USD 0.90 per ADS). Related to the dividends distributed on May 6, 2015, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to USD 3.7 million were included in equity as less dividend paid.
[6]	Corresponds to the dividends paid by Ternium Argentina S.A. (formerly Siderar S.A.I.C.
[7]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg
[8]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of USD 1.00 per share. As of December 31, 2016, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2016, the Company held 41,666,666 shares as treasury shares.
[9]	Include mainly legal reserve under Luxembourg law for USD 200.5 million, undistributable reserves under Luxembourg law for USD 1.4 billion, hedge accounting reserve, net of tax effect, for USD (0.1) million and reserves related to the acquisition of non-controlling interest in subsidiaries for USD (88.5) million.
[10]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[11]	Represents USD 0.090 per share (USD 0.90 per ADS). Related to the dividends distributed on May 4, 2016, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to USD 3.7 million were included in equity as less dividend paid.
[12]	Corresponds to the dividends paid by Ternium Argentina S.A. (formerly Siderar S.A.I.C.
[13]	Corresponds to the contribution made by Nippon Steel Corporation in connection with its participation in Tenigal, S.R.L. de C.V.
[14]	Corresponds to the sale of the participation in Ferrasa Panamá S.A. See note 2.b.
[15]	Corresponds to the acquisition on the non-controlling interest in Ternium Colombia S.A.S. (formerly Ferrasa S.A.S.). See note 2.b
[16]	Shareholders’ equity determined in accordance with accounting principles generally accepted in Luxembourg is disclosed in Note 25 (iii).
[17]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of USD 1.00 per share. As of December 31, 2017, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2017, the Company held 41,666,666 shares as treasury shares.
[18]	Include mainly legal reserve under Luxembourg law for USD 200.5 million, undistributable reserves under Luxembourg law for USD 1.4 billion, hedge accounting reserve, net of tax effect, for USD 0.6 million and reserves related to the acquisition of non-controlling interest in subsidiaries for USD (88.5) million.
[19]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[20]	Represents USD 0.10 per share (USD 1.00 per ADS). Related to the dividends distributed on May 3, 2017, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to USD 4.2 million were included in equity as less dividend paid.
[21]	Corresponds to the dividends paid by Ternium Argentina S.A (formerly Siderar S.A.I.C.